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       Investments(R)







                                                 May 2, 2006

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Protected Principal Trust (the "Trust")
     (File Nos. 333-96545 and 811-21163)
     CIK No. 0001175959

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of Class A, B, C shares prospectus and multi-class statement of additional information ("SAI") for each of Pioneer Protected Principal Plus Fund and Pioneer Protected Principal Plus Fund II, series of the Trust, that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 6 to the Trust's registration statement on Form N-1A filed with the Commission on April 28, 2006 (Accession No. 0001175959-06-000006).

     If you have any questions or comments concerning the foregoing, please contact me at (617) 422-4699.

                                                 Very truly yours,


                                                 /s/ Karen Jacoppo-Wood
                                                 Karen Jacoppo-Wood
                                                 Counsel

cc:  Christopher J. Kelley, Esq.
     David C. Phelan, Esq.







Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."